Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments
	Junior perpetual capital securities		Perpetual cumulative subordinated bonds		Share options and incentive plans [1]		Non-cumulative subordinated notes		Total
At January 1, 2018		3,008		454		61		271		3,794
Shares granted		-		-		16		-		16
Shares vested		-		-		(19)		-		(19)
Securities redeemed		(200)		-		-		(271)		(471)
At December 31, 2018		2,808		454		58		-		3,320

At January 1, 2017		3,008		454		65		271		3,797
Shares granted		-		-		26		-		26
Shares vested		-		-		(30)		-		(30)
At December 31, 2017		3,008		454		61		271		3,794

At January 1, 2016		3,008		454		68		271		3,800
Shares granted		-		-		13		-		13
Shares vested		-		-		(16)		-		(16)
At December 31, 2016		3,008		454		65		271		3,797

[1]	Share options and incentive plans include the shares and options granted to personnel which are not yet vested.

Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details
Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2018	2017	2016
USD 500 million	6.50%	Quarterly, December 15	2019	424	424	424
USD 250 million	floating LIBOR rate [1]	Quarterly, December 15	2019	212	212	212
USD 500 million	floating CMS rate [2]	Quarterly, July 15	2019	402	402	402
USD 1 billion	6.375%	Quarterly, June 15	2019	821	821	821
EUR 950 million	floating DSL rate [3]	Quarterly, July 15	2019	950	950	950
EUR 200 million	6.0%	Annually, July 21	Called in 2018	-	200	200
At December 31				2,808	3,008	3,008

[1]

The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

[2]

The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

[3]

The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2018	2017	2016
EUR 203 million	4.260% [1,4]	Annual, March 4	2021	203	203	203
EUR 114 million	1.506% [2,4]	Annual, June 8	2025	114	114	114
EUR 136 million	1.425% [3,4]	Annual, October 14	2028	136	136	136
At December 31				454	454	454

[1]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[2]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
[3]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
[4]

If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

Non-cumulative subordinated notes [member]
Statement [LineItems]
Summary of Coupon Details
Non-cumulative subordinated notes	Coupon rate	Coupon date	Year of next call	2018	2017	2016
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	271	271
At December 31				-	271	271

Aegon N.V [member]
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans 1)	Non-cumulative subordinated notes	Total
At January 1, 2018	3,008	454	61	271	3,794

Shares granted	-	-	16	-	16

Shares vested	-	-	(19)	-	(19)

Securities redeemed	(200)	-	-	(271)	(471)
At December 31, 2018	2,808	454	58	-	3,320

At January 1, 2017	3,008	454	65	271	3,797

Shares granted	-	-	26	-	26

Shares vested	-	-	(30)	-	(30)
At December 31, 2017	3,008	454	61	271	3,794

[1]	Share options and incentive plans include the shares and options granted to personnel which are not yet vested.

Aegon N.V [member] | Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details
Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2018	2017
USD 500 million	6.50%	Quarterly, December 15	2019	424	424

USD 250 million	floating LIBOR rate [1]	Quarterly, December 15	2019	212	212

USD 500 million	floating CMS rate [2]	Quarterly, July 15	2019	402	402

USD 1 billion	6.375%	Quarterly, June 15	2019	821	821

EUR 950 million	floating DSL rate [3]	Quarterly, July 15	2019	950	950

EUR 200 million	6.0%	Annually, July 21	Called in 2018	-	200
At December 31				2,808	3,008

[1]

The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

[2]

The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

[3]

The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2018	2017
EUR 203 million	4.260% 1, [4]	Annual, March 4	2021	203	203

EUR 114 million	1.506% 2, [4]	Annual, June 8	2025	114	114

EUR 136 million	1.425% 3, [4]	Annual, October 14	2028	136	136
At December 31				454	454

[1]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[2]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
[3]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
[4]

If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

Aegon N.V [member] | Non-cumulative subordinated notes [member]
Statement [LineItems]
Summary of Coupon Details

Non-cumulative subordinated notes	Coupon rate	Coupon date, as of	Year of next call	2018	2017
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	271
At December 31				-	271